T. ROWE PRICE TARGET 2010 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 65.4%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	13,024	2,944	2,051	2,775,680	14,073
New Income Fund	13,364	2,269	2,638	1,365,522	13,587
International Bond Fund (USD
Hedged)	4,237	940	688	456,027	4,615
Emerging Markets Bond Fund	3,645	628	579	321,923	3,747
Dynamic Global Bond Fund	2,882	750	494	334,691	3,072
High Yield Fund	2,551	698	428	433,942	2,821
U. S. Treasury Long-Term Fund	2,423	411	1,285	112,570	1,637
Floating Rate Fund	756	521	177	113,880	1,086
Total Bond Mutual Funds (Cost $43,338)					44,638

EQUITY MUTUAL FUNDS 34.1%
T. Rowe Price Funds:
Equity Index 500 Fund	11,535	2,429	3,036	146,393	11,526
Overseas Stock Fund	1,987	435	340	211,488	2,123
International Value Equity Fund	1,720	512	299	151,910	1,899
International Stock Fund	1,912	384	486	111,042	1,893
Emerging Markets Stock Fund	1,301	231	284	30,367	1,307
Mid-Cap Growth Fund	1,006	201	156	11,873	1,042
Mid-Cap Value Fund	899	178	166	35,996	901
New Horizons Fund(2)	702	172	95	13,087	792
Small-Cap Stock Fund(2)	639	127	97	13,844	661
Small-Cap Value Fund	590	113	94	13,768	582
Real Assets Fund	488	121	80	48,791	510
Total Equity Mutual Funds (Cost $19,053)					23,236

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2010 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32%(3)	30	2,060	1,775	314,405	315
Total Short-Term Investments (Cost $315)					315

Total Investments in Securities 100.0%
(Cost $62,706)					$68,189

Other Assets Less Liabilities 0.0%					3

Net Assets 100.0%					$68,192

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2010 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(32)	$(66)	$58
Emerging Markets Bond Fund	(19)	53	146
Emerging Markets Stock Fund	20	59	17
Equity Index 500 Fund	357	598	188
Floating Rate Fund	(2)	(14)	29
High Yield Fund	6	—	113
International Bond Fund (USD
Hedged)	65	126	62
International Stock Fund	15	83	51
International Value Equity Fund	—	(34)	57
Limited Duration Inflation
Focused Bond Fund	168	156	94
Mid-Cap Growth Fund	65	(9)	4
Mid-Cap Value Fund	18	(10)	16
New Horizons Fund	91	13	—
New Income Fund	25	592	295
Overseas Stock Fund	5	41	48
Real Assets Fund	3	(19)	15
Small-Cap Stock Fund	44	(8)	—
Small-Cap Value Fund	28	(27)	5
U. S. Treasury Long-Term Fund	231	88	39
U. S. Treasury Money Fund	—	—	5
Totals	$1,088#	$1,622	$1,242+

#	Capital gain distributions from mutual funds represented $605 of the net realized gain
(loss) .
+	Investment income comprised $1,242 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2010 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2010 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.